ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expenses consisted of the following	Accounts payable and accrued expenses consisted of the following as of September 30, 2021 and June 30, 2021:	Accounts payable and accrued expenses consisted of the following:
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	September 30,	June 30,
	2021	2021
Accounts payable	$2,568,546	$1,672,647
Accrued interest	135,716	129,596
Taxes payable	282,900	238,020
Accrued payroll, vacation and bonus payable	391,016	1,049,359
Accrued operating expenses and legal settlement	3,243,844	773,252
Total	$6,622,022	$3,862,874

	June 30, 2021	June 30, 2020
Accounts payable	$1,672,647	$1,363,672
Accrued interest	129,596	105,315
Taxes payable	238,020	60,539
Accrued payroll, vacation and bonus payable	1,049,359	895,803
Accrued operating expenses	773,252	418,287
Total	$3,862,874	$2,843,616